Trade receivables (Schedule of Changes in Allowance for Doubtful Debts) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)
Disclosure of financial assets [line items]
Balance at beginning of the year	₪ 1,374	$ 390	₪ 1,897
Change in allowance doubtful debts	45	13	(523)
Balance at end of the year	₪ 1,419	$ 403	₪ 1,374